Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

Manager

All vessels owned by the Company receive management services from the Manager, pursuant to ship management agreements between each of the ship-owning companies and the Manager.

In June 2011, each of the ship-owning subsidiaries entered into an amended and restated management agreement and the Company entered into a services agreement with the Manager pursuant to which the monthly technical management fee increased from $16.5 to $18.975 and the monthly services fee increased from $118.5 to $136.275, respectively, effective June 1, 2011. In addition, in connection with the relocation of the Company’s offices in June 2011, the Company entered into an agreement with the Manager pursuant to which the Company agreed to pay the Manager 65% of the rental due for the office space, commencing June 2011, and 65% of the apportioned common expenses and maintenance expenses.

In addition, based on the amended services agreement FreeSeas reimbursed the Manager with the lump sum of $144 (equivalent of Euro 100) for the expenses incurred in relation to the relocation of the Manager’s offices and early termination cost for previous lease agreement. This compensation is included in “General and Administrative Expenses” in the accompanying consolidated statement of operations.

Each of the Company’s ship-owning subsidiaries pays, as per its management agreement with the Manager, monthly technical management fee of $18.975 (on the basis that the $/Euro exchange rate is 1.30 or lower; if on the first business day of each month the $/Euro exchange rate exceeds 1.30 then the management fee payable will be increased for the month in question, so that the amount payable in $ will be the equivalent in Euro based on 1.30 $/Euro exchange rate) plus a fee of $0.4 per day for superintendant attendance and other direct expenses.

FreeSeas also pays the Manager a fee equal to 1.25% of the gross freight or hire from the employment of FreeSeas’ vessels. The Manager has subcontracted the charter and post charter management of FreeSeas’ vessels and pays the 1.25% of the gross freight or hire from the employment of the vessels to Safbulk Pty Ltd (“Safbulk”), an entity affiliated with one Company’s major shareholder. Such sub-management agreement was terminated in March 2012 and the Manager has commenced the provision of the commercial management of the Company’s fleet. In addition, FreeSeas pays a 1% commission on the gross purchase price of any new vessel acquired or the gross sale price of any vessel sold by FreeSeas with the assistance of the Manager. In this respect, the Company paid Free Bulkers $261 relating to the sale of the M/V Free Envoy and M/V Free Lady (Note 5) in 2011 and $32 relating to the sale of M/V Free Destiny (Note 5) and $488 relating to the signing of shipbuilding contracts for the construction of two handysize vessels (Note 7) in 2010. In addition, the Company has incurred commission expense relating to its commercial agreement with the Manager amounting to $371, $728 and $752 for the years ended December 31, 2011, 2010 and 2009 respectively, included in “Commissions” in the accompanying consolidated statements of operations.

FreeSeas pays, as per its services agreement with the Manager, a monthly fee of $136.275, (on the basis that the $/Euro exchange rate is 1.35 or lower; if on the last business day of each month the $/Euro exchange rate exceeds 1.35 then the service fee payable will be adjusted for the following month in question, so that the amount payable in dollars will be the equivalent in Euro based on 1.35 $/Euro exchange rate) as compensation for services related to accounting, financial reporting, implementation of Sarbanes-Oxley internal control over financial reporting procedures and general administrative and management services plus expenses. The Manager is entitled to a termination fee if the agreement is terminated upon a “change of control” as defined in its services agreement with the Manager. The termination fee as of December 31, 2011 would be approximately $100,525.

Fees and expenses charged by the Manager are included in the accompanying consolidated financial statements in “Management fees to a related party,” “General and administrative expenses,” “Operating expenses,” “Gain on sale of vessel”, “Vessel impairment loss”, “Advances for vessels under construction” and “Write-off of advances for vessels under construction”. The total amounts charged for the year ended December 31, 2011, 2010 and 2009 amounted to $4,451 ($1,900 of management fees, $1,609 of services fees, $146 of superintendent fees, $144 for compensation of relocation expenses, $179 for other expenses and $473 for management fees and supervision expenses for vessels under construction), $3,826 ($1,978 of management fees, $1,439 of services fees, $178 of superintendent fees, $117 for other expenses and $114 for management fees and supervision expenses for vessels under construction) and $3,245 ($1,874 of management fees, $1,313 of services fees and $58 of superintendent fees), respectively.

On December 31, 2009, the Company granted 84,000 restricted shares to certain of the Manager’s employees vesting in December 2012 pursuant to the Company’s equity incentive plan (Note 14). The cost of these shares is amortized over their vesting period and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

The balance due from the Manager as of December 31, 2011 and December 31, 2010 was $563 and $1,285 respectively. The amount paid to the Manager for office space during the year ended December 31, 2011, 2010 and 2009 was $178, $204 and $197, respectively and is included in “General and administrative expenses” in the accompanying consolidated statements of operations.

First Business Bank (FBB)

FreeSeas received from FBB, in which one of the Company’s major shareholders holds a substantial interest, and in which the Company’s Chairman, Chief Executive Officer and President owns a minority interest, a loan of $27,750 (Note 10) in December 2009, to refinance its then existing loan balance of $21,750 with FBB and to receive additional liquidity of up to $6,000 with a first priority mortgage over the M/V Free Impala and the M/V Free Neptune . The outstanding balance of the loan as of December 31, 2011 was $23,237. Interest charged under the loan facility for the year ended December 31, 2011, 2010 and 2009 amounts to $812, $893 and $629, respectively, and is included in “Interest and finance costs” in the accompanying consolidated statements of operations. On December 23, 2011 the Company agreed by letter with FBB to defer the repayment installment of $837.5 and the interest payment of $197 both due on December 16, 2011 until the next repayment date March 16, 2012. In addition, the bank granted a waiver to the security value covenant and the financial covenants and their testing has been waived until March 16, 2012 (Note 17).

Other Related Parties

The Company, through Free Bulkers and Safbulk uses from time to time a ship-brokering firm associated with family members of the Company’s Chairman, Chief Executive Officer and President for certain of the charters of the Company’s fleet. During the years ended December 31, 2011, 2010 and 2009, such ship-brokering firm charged the Company commissions of $56, $175 and $48, respectively, which are included in “Commissions” in the accompanying consolidated statements of operations. The balance due to the ship-brokering firm as of December 31, 2011 and December 31, 2010 was $84 and $98, respectively.